Average Annual Total Returns - ProShares S and P 500 Bond ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	S&P 500®/MarketAxess® Investment Grade Corporate Bond Index OneYear		S&P 500®/MarketAxess® Investment Grade Corporate Bond Index SinceInception
Total	10.41%	9.96%	May 01, 2018	9.18%	8.48%	6.13%	7.02%	10.50%	[1]	9.94%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.